UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06071

                           Scudder Institutional Funds
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number 811-06073

                        Scudder Cash Management Portfolio
                        ---------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
              (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder Cash Management Portfolio

                                                                              Principal
                                                                             Amount ($)         Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Certificates of Deposit and Bank Notes 24.8%
Australia & New Zealand Banking Group Ltd., 3.59%, 5/30/2006                   25,000,000       25,000,000
Bank of Tokyo-Mitsubishi:
    3.77%, 11/1/2005                                                          100,000,000      100,000,000
    3.79%, 10/24/2005                                                          50,000,000       50,000,000
Barclays Bank PLC:
    3.73%, 11/14/2005                                                         150,000,000      150,000,000
    3.755%, 11/17/2005                                                         65,000,000       65,000,000
    4.0%, 3/1/2006                                                             80,000,000       80,000,000
BNP Paribas, 3.745%, 11/25/2005                                                75,000,000       75,000,000
Calyon, 3.27%, 3/6/2006                                                        55,000,000       55,000,000
Calyon North America, Inc., 4.16%, 8/8/2006                                    50,000,000       50,026,284
Citibank, NA, 3.84%, 12/19/2005                                               150,000,000      150,000,000
Credit Agricole SA, 3.8%, 12/13/2005                                          200,000,000      200,000,000
Credit Suisse, 3.735%, 11/14/2005                                             115,000,000      115,000,000
Depfa Bank PLC,  3.22%,  2/6/2006                                             101,000,000      101,000,000
Dexia Credit Local, 3.75%, 12/9/2005                                          215,000,000      215,000,000
HBOS Treasury Services PLC, 3.62%, 4/12/2006                                   60,000,000       60,000,000
HSBC Bank PLC, 6.5%, 1/24/2006                                                 11,550,000       11,665,102
HSH Nordbank, 3.8%, 10/27/2005                                                129,600,000      129,600,000
Landesbank Baden Wurttemberg, 3.82%, 12/15/2005                                85,000,000       84,994,667
LaSalle Bank NA, 3.59%, 5/30/2006                                              50,000,000       50,000,000
Natexis Banque Populaires, 3.76%, 11/25/2005                                   95,000,000       95,000,000
Northern Rock PLC, 3.73%, 11/14/2005                                           55,000,000       55,000,000
Royal Bank of Canada, 4.05%, 7/24/2006                                         35,000,000       35,000,000
Royal Bank of Scotland PLC, 4.4%, 10/4/2006                                    55,000,000       55,000,000
Societe Generale, 3.265%, 3/3/2006                                             86,000,000       86,000,000
Tango Finance Corp., 4.045%, 7/25/2006                                         30,000,000       29,998,779
Toronto Dominion Bank:
    3.6%, 6/7/2006                                                             32,000,000       32,000,000
    3.705%, 5/19/2006                                                          10,000,000       10,000,308
    3.72%, 6/7/2006                                                            50,000,000       49,996,678
    3.73%, 6/23/2006                                                           40,000,000       40,000,000
    3.75%, 5/16/2006                                                           21,000,000       20,998,725
    3.95%, 7/31/2006                                                           40,000,000       40,000,000
UniCredito Italiano SpA:
    3.73%, 4/12/2006                                                           10,000,000       10,000,000
    3.755%, 11/16/2005                                                         35,000,000       35,000,000
Wachovia Bank NA, 3.76%, 11/1/2005                                            200,000,000      200,000,000
 ---------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $2,561,280,543)                           2,561,280,543

----------------------------------------------------------------------------------------------------------
    Commercial Paper** 19.0%
----------------------------------------------------------------------------------------------------------
AB Spintab:
    3.765%, 12/13/2005                                                         50,000,000       49,618,271
    3.92%, 2/28/2006                                                           35,000,000       34,428,333
Alliance & Leicester PLC:
    3.78%, 12/16/2005                                                          59,000,000       58,529,180
    3.785%, 12/23/2005                                                         74,000,000       73,354,237
Atlantis One Funding Corp.:
    3.695%, 11/14/2005                                                        141,430,000      140,791,286
    3.76%, 12/2/2005                                                          104,274,000      103,598,768
    3.81%, 12/19/2005                                                          45,019,000       44,642,604
Cancara Asset Securitization LLC:
    3.715%, 12/9/2005                                                          33,554,000       33,315,082
    3.77%, 12/12/2005                                                           9,856,000        9,781,686
CC (USA), Inc., 3.96%, 1/20/2006                                               50,000,000       49,389,500
Charta, LLC, 3.74%, 10/18/2005                                                 90,000,000       89,841,050
Ciesco, LLC, 3.87%, 10/3/2005                                                   5,007,000        5,005,923
Dorada Finance, Inc., 4.0%, 1/27/2006                                          51,500,000       50,824,778
Giro Funding US Corp.:
    3.58%, 10/20/2005                                                          30,278,000       30,220,791
    3.72%, 11/10/2005                                                          36,000,000       35,851,200
    3.77%, 10/19/2005                                                          25,000,000       24,952,875
    3.79%, 11/1/2005                                                           55,000,000       54,820,501
Greyhawk Funding LLC, 3.8%, 11/1/2005                                          70,000,000       69,770,944
Irish Life and Permanent PLC:
    3.79%, 12/14/2005                                                          50,000,000       49,610,472
    3.79%, 12/15/2005                                                         100,000,000       99,210,417
Johnson Controls, Inc., 3.91%, 10/3/2005                                       50,000,000       49,989,139
K2 (USA) LLC:
    3.715%, 12/9/2005                                                          25,000,000       24,821,990
    3.96%, 1/23/2006                                                           50,000,000       49,373,000
    4.0%, 1/27/2006                                                            35,000,000       34,541,111
Lake Constance Funding LLC, 3.7%, 11/10/2005                                   35,500,000       35,354,056
Lehman Brothers Holdings, Inc., 3.88%, 10/3/2005                               18,059,000       18,055,107
Morgan Stanley, 3.9%, 10/3/2005                                                30,700,000       30,693,348
Perry Global Funding LLC:
    Series A, 3.56%, 10/4/2005                                                 50,000,000       49,985,167
    Series A, 3.63%, 10/11/2005                                                85,117,000       85,031,174
    Series A, 3.81%, 11/18/2005                                               100,000,000      99,492,000
Sanofi-Aventis, 3.59%, 10/5/2005                                               56,000,000       55,977,662
Santander Central Hispano Finance (Delaware), Inc., 3.8%, 12/13/2005          162,652,000      161,398,676
Scaldis Capital LLC, 3.83%, 12/19/2005                                         50,000,000       49,579,764
Swedish National Housing Finance Corp., 3.925%, 3/2/2006                       51,000,000       50,154,817
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006                                30,000,000       29,593,912
United Technologies Corp., 3.8%, 10/7/2005                                     25,850,000       25,833,628
 ---------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $1,957,432,449)                                                 1,957,432,449

----------------------------------------------------------------------------------------------------------
    Master Notes 1.1%
----------------------------------------------------------------------------------------------------------
Bear Stearns & Co., Inc., 3.96% *, 10/3/2005 (f) (Cost $110,000,000)          110,000,000      110,000,000

    US Government Sponsored Agencies + 2.4%
Federal Home Loan Mortgage Corp., 2.73% *, 11/7/2005                           50,000,000       50,000,000
Federal National Mortgage Association:
    3.15%, 2/8/2006                                                            32,000,000       31,949,903
    3.569% *, 9/7/2006                                                         45,000,000       44,968,745
    3.678% *, 12/9/2005                                                        15,000,000       14,998,276
    3.794% *, 12/22/2006                                                       10,000,000       9,992,760
    4.0%, 8/8/2006                                                             50,000,000       50,000,000
    4.07%, 8/18/2006                                                           40,000,000       40,000,000
 ---------------------------------------------------------------------------------------------------------
Total US Government Sponsored Agencies (Cost $241,909,684)                                     241,909,684

----------------------------------------------------------------------------------------------------------
    Funding Agreements * 2.4%
----------------------------------------------------------------------------------------------------------
GE Capital Assurance Co.:
    2.62%, 1/25/2006                                                          75,000,000       75,000,000
    3.925%, 9/1/2006                                                          60,000,000       60,000,000
New York Life Insurance Co., 3.994% , 9/19/2006                               80,000,000       80,000,000
Travelers Insurance Co., 3.465% , 3/31/2006                                   30,000,000       30,000,000
 ---------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost $245,000,000)                                                  245,000,000

----------------------------------------------------------------------------------------------------------
    Asset Backed 0.1%
----------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, "A1", Series 2005-A, 2.985%, 3/20/2006 (Cost     11,240,134       11,240,134
    $11,240,134)

----------------------------------------------------------------------------------------------------------
    Promissory Notes * 4.6%
----------------------------------------------------------------------------------------------------------
The Goldman Sachs Group, Inc.:
    2.48%, 10/7/2005                                                          100,000,000      100,000,000
    2.63% , 10/28/2005                                                          9,000,000        9,000,000
    3.871% , 6/23/2006                                                        140,000,000      140,000,000
    3.92%, 2/16/2006                                                          200,000,000      200,000,000
    3.933% , 6/23/2006                                                         30,000,000       30,000,000
 ---------------------------------------------------------------------------------------------------------
Total Promissory Notes (Cost $479,000,000)                                                     479,000,000

----------------------------------------------------------------------------------------------------------
    Short Term Notes* 23.6%
----------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 3.663%, 8/8/2006                              30,000,000       30,000,000
Australia & New Zealand Banking Group Ltd., 3.81%, 6/23/2006                   30,000,000       30,000,000
Beta Finance, Inc., 144A, 3.56%, 4/10/2006                                     45,000,000       45,007,758
Branch Banking & Trust Co., 3.27%, 3/15/2006                                  165,000,000      164,979,462
CC (USA), Inc., 3.66%, 11/23/2005                                             110,000,000      110,008,020
Citigroup, Inc., 4.01%, 3/20/2006                                             100,000,000      100,078,843
Commonwealth Bank of Australia, 3.61%, 8/24/2006                               40,000,000       40,000,000
Credit Suisse:
    3.8%, 9/26/2006                                                            93,000,000       93,000,000
    3.931%, 9/26/2006                                                          90,000,000       90,000,000
    3.98%, 9/28/2006                                                          150,000,000      150,000,000
Depfa Bank PLC, 3.88%, 6/15/2009                                               32,000,000       32,000,000
General Electric Co., 3.7%, 10/24/2005                                         86,730,000       86,732,895
Greenwich Capital Holdings, Inc.:
    3.31%, 11/14/2005                                                          75,000,000       75,000,000
    3.53%, 12/5/2005                                                           90,000,000       90,000,000
    3.64%, 4/4/2006                                                            75,000,000       75,000,000
    3.75%, 12/19/2005                                                          50,000,000       50,000,000
Harris Trust & Savings Bank, 3.575%, 2/2/2006                                  30,000,000       29,999,490
HSBC Finance Corp., 3.63%, 3/24/2006                                           25,000,000       25,000,000
International Business Machines Corp., 3.673%, 3/8/2006                        66,000,000       65,997,169
K2 (USA) LLC, 3.644%, 12/7/2005                                               100,000,000      99,993,575
Merrill Lynch & Co., Inc.:
    3.57%, 1/4/2006                                                            35,000,000       35,000,000
    3.75%, 9/15/2006                                                           35,000,000       35,000,000
Morgan Stanley, 3.88%, 11/15/2005                                              25,000,000       25,000,000
National City Bank of Cleveland, 2.6%, 10/31/2005                              50,000,000       49,999,785
Nationwide Building Society, 144A, 3.79%, 1/13/2006                            45,000,000       45,009,604
Skandinaviska Enskila Banken, 3.58%, 7/18/2006                                 50,000,000       50,000,000
South Trust Bank, 3.81%, 12/14/2005                                            40,000,000       39,988,724
SunTrust Bank NA, 3.63%, 4/28/2006                                            250,000,000      250,000,000
Tango Finance Corp., 144A, 3.688%, 2/10/2006                                   25,000,000       24,999,118
UniCredito Italiano SpA:
    3.43%, 6/30/2006                                                           75,000,000       74,963,086
    3.473%, 10/4/2006                                                         100,000,000      99,950,870
    3.8%, 2/28/2006                                                           150,000,000      149,976,731
    3.8%, 6/14/2006                                                            75,000,000       74,970,807
 ---------------------------------------------------------------------------------------------------------
Total Short Term Notes (Cost $2,437,655,937)                                                 2,437,655,937

----------------------------------------------------------------------------------------------------------
    Time Deposits 11.4%
----------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 3.906%, 10/3/2005                                          203,802,298      203,802,298
ING Belgium NV, 3.9%, 10/3/2005                                               300,000,000      300,000,000
National Australia Bank Ltd., 3.875%, 10/3/2005                                23,091,394       23,091,394
Societe Generale, 3.92%, 10/3/2005                                            130,000,000      130,000,000
Toronto Dominion Bank, 3.938%, 10/3/2005                                      120,000,000      120,000,000
UBS AG:
    3.92%, 10/3/2005                                                          200,000,000      200,000,000
    3.938%, 10/3/2005                                                         200,000,000      200,000,000
 ----------------------------------------------------------------------------------------------------------
Total Time Deposit (Cost $1,176,893,692)                                                     1,176,893,692

----------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 0.2%
----------------------------------------------------------------------------------------------------------
Texas, State Public Finance Authority Revenue, Unemployment Compensation,      15,000,000       14,966,467
    Series B, 2.125%, 12/15/2005 (Cost $14,966,467)

----------------------------------------------------------------------------------------------------------
    Repurchase Agreements *** 8.4%
----------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, 3.88%, dated 9/30/2005, to be repurchased
    at $105,443,394 on 10/3/2005 (a)                                          105,409,312      105,409,312
 Banc of America Securities LLC, 3.95%, dated 9/30/2005, to be                 66,735,411       66,735,411
     repurchased at $66,757,378 on 10/3/2005 (b)
Countrywide Securities Corp., 3.9%, dated 9/30/2005, to be repurchased at     500,000,000      500,000,000
    $500,162,500 on 10/3/2005 (c)
JPMorgan Securities, Inc., 3.89%, dated 9/30/2005, to be repurchased at       93,000,000       93,000,000
    $93,030,148 on 10/3/2005 (d)
UBS Securities LLC, 3.90%, dated 9/30/2005, to be repurchased at              106,646,397      106,646,397
    $106,681,057 on 10/3/2005 (e)
 ---------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $871,791,120)                                                871,791,120
                                                                                     % of
                                                                               Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 10,107,170,026)                                  98.0   10,107,170,026
Other Assets and Liabilities, Net                                                    2.0      207,454,180
 ----------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0   10,314,624,206


     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

**   Annualized yield at time of purchase; not a coupon rate.

*** Repurchase agreements are fully collateralized by US Treasury, Government agency or other securities

+   Not backed by the full faith and credit of the US Government.

(b) Collateralized by $69,753,519 Federal National Mortgage Association, 5.0%, maturing on 10/1/2035 with a value of $68,737,474.

(c)  Collateralized by:

Principal                                                          Maturity         Collateral
Amount ($)     Security                              Rate (%)          Date          Value ($)
-----------------------------------------------------------------------------------------------
                                                                   2/1/2017-
364,656,680  Federal National Mortgage Association   4.128-6.0     10/1/2035        367,294,469

                                                                   1/1/2024-
140,194,442  Federal Home Loan Mortgage Corp.       4.239-7.0      9/1/2035        144,099,419
-----------------------------------------------------------------------------------------------
Total Collateral Value                                                             511,393,888


(d) Collateralized by $123,727,619 Federal National Mortgage Association, STRIPS, Zero Coupon, with maturities from 9/1/2033-7/1/2034 with a value of $95,790,276.

(e) Collateralized by $145,841,537 Federal National Mortgage Association, STRIPS, Zero Coupon, with maturities from 3/1/2032-7/1/2035 with a value of $109,847,937.

(f)  Reset date; not a maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Reserves Fund - Institutional, a series
                                    of Scudder Institutional Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Reserves Fund - Institutional, a series
                                    of Scudder Institutional Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005